Ordinary Shares - Additional Information (Detail)	Mar. 31, 2011 USD ($)	Dec. 31, 2008 USD ($)	Jun. 01, 2009 Common Class A [Member]	Jan. 15, 2009 Common Class A [Member] CNY	Jun. 01, 2009 Common Class B [Member] CNY	Dec. 31, 2008 Common Class B [Member] CNY
Stock Repurchased, Shares			1,203,812	18,750,000	11,296,188	202,725
Stock Repurchased, Value				386,648,554	358,290,214	4,575,649
Authorized stock repurchase program, maximum amount	$ 100,000,000	$ 100,000,000